TAXATION (Current and Deferred Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
TAXATION [Abstract]
PRC		(28,703,637)	(17,468,843)	7,561,393
Other countries		(7,722,360)	(153,468)	838,169
Total current income tax expense/benefit		(36,425,997)	(17,622,311)	8,399,562
Deferred PRC tax (expense)/benefit	27,521,520	170,760,020	(910,065)	518,086
Income tax benefit/(expense)	$ 21,650,714	134,334,023	(18,532,376)	8,917,648